Note 12 - Series B Preferred Shares (Details) (Series B Preferred Stock [Member], USD $)	6 Months Ended					1 Months Ended
	Jun. 30, 2014 First Five Years [Member] Minimum [Member]	Jun. 30, 2014 First Five Years [Member] Maximum [Member]	Jun. 30, 2014 First Five Years [Member]	Jun. 30, 2014 Years Six and Seven [Member]	Jun. 30, 2014 After Year Seven [Member]	Jan. 31, 2014	Jun. 30, 2014
Note 12 - Series B Preferred Shares (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)						30,700
Preferred Stock, Dividend Rate, Percentage	0.00%	5.00%		12.00%	14.00%
Preferred Stock, Additional Cash Dividend Under Specified Conditions, Percentage			40.00%
Preferred Stock, Cash Dividend Under Other Specified Conditions, Percentage			100.00%
Preferred Stock, Dividend Rate Under Other Specified Conditions, Percentage			5.00%
Preferred Stock, Convertible, Initial Conversion Price (in Dollars per share)							$ 1.45